August 1, 2006

                                   TOUCHSTONE
                                   INVESTMENTS

                        Touchstone Micro Cap Growth Fund

            SUPPLEMENT TO TOUCHSTONE MICRO CAP GROWTH FUND PROSPECTUS
                              DATED AUGUST 1, 2006

                 Notice of Changes to the Micro Cap Growth Fund

Until September 30, please replace the first paragraph of the section titled "Its Principal Investment Strategies" located on page 16 of the Prospectus with the following:

Its Principal Investment Strategies
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as micro cap companies, and which, in the opinion of the Sub-Advisor, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund's investments may include securities in the technology sector.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                                                                  August 1, 2006

                                   TOUCHSTONE
                                   INVESTMENTS

                        Touchstone Micro Cap Growth Fund

            SUPPLEMENT TO TOUCHSTONE MICRO CAP GROWTH FUND - CLASS I
                         PROSPECTUS DATED AUGUST 1, 2006

                 Notice of Changes to the Micro Cap Growth Fund

Until September 30, please replace the first paragraph of the section titled "Its Principal Investment Strategies" located on page 2 of the Prospectus with the following:

Its Principal Investment Strategies
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as micro cap companies, and which, in the opinion of the Sub-Advisor, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund's investments may include securities in the technology sector.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE